Condensed Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Share Subscription Receivables [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jul. 18, 2021
Balance, shares at Jul. 18, 2021
Issuance of common stock upon exercise of warrants, net	$ 545	(545)
Issuance of common stock upon exercise of warrants, shares	5,450,000
Issuance of common stock for cash, net	$ 63	(50,000)	687,737		637,800
Issuance of common stock for cash net, shares	632,800
Issuance of common stock for acquisition of unproved oil and gas properties	$ 490		3,438,054		3,438,544
Issuance of common stock for acquisition of unproved oil and gas properties, shares	4,900,000
Interest imputed on note payable for acquisition of unproved oil and gas properties			76,230		76,230
Net loss				(102,064)	(102,064)
Ending balance, value at Oct. 31, 2021	$ 1,098	(50,545)	4,202,021	(102,064)	4,050,510
Balance, shares at Oct. 31, 2021	10,982,800
Issuance of common stock for cash, net	$ 1	40,000	19,999		60,000
Issuance of common stock for cash net, shares	10,000
Interest imputed on note payable for acquisition of unproved oil and gas properties			89,237		89,237
Net loss				(3,085,357)	(3,085,357)
Issuance of security interest shares to investors	$ 450		1,322,483		1,322,933
Issuance of security interest shares to investors, shares	4,500,000
Issuance of warrants in connection with investor financing			994,091		994,091
Issuance of restricted stock units to outside directors	$ 30		(30)
Issuance of restricted stock units to outside directors, shares	300,000
Issuance of founders’ shares	$ 8	535			543
Issuance of founders' shares, shares	80,000
Ending balance, value at Jul. 31, 2022	$ 1,587	(10,010)	6,627,801	(3,187,421)	3,431,957
Balance, shares at Jul. 31, 2022	15,872,800
Beginning balance, value at Oct. 31, 2021	$ 1,098	(50,545)	4,202,021	(102,064)	4,050,510
Balance, shares at Oct. 31, 2021	10,982,800
Issuance of common stock upon exercise of warrants, net	$ 8	535			543
Issuance of common stock upon exercise of warrants, shares	80,000
Issuance of common stock for cash, net	$ 1	40,000	19,999		60,000
Issuance of common stock for cash net, shares	10,000
Interest imputed on note payable for acquisition of unproved oil and gas properties			89,237		89,237
Net loss				(3,800,392)	(3,800,392)
Issuance of security interest shares to investors	$ 450		1,322,483		1,322,933
Issuance of security interest shares to investors, shares	4,500,000
Issuance of warrants in connection with investor financing			994,091		994,091
Issuance of restricted stock units under the Equity Incentive Plan	$ 30		(30)
Issuance of restricted stock units under the Equity Incentive Plan, shares	300,000
Issuance of restricted shares to executives	$ 110		(110)
Issuance of restricted shares to executives, shares	1,100,000
Stock-based compensation			6,202		6,202
Ending balance, value at Oct. 31, 2022	$ 1,697	(10,010)	6,633,893	(3,902,456)	2,723,124
Balance, shares at Oct. 31, 2022	16,972,800
Beginning balance, value at Apr. 30, 2022	$ 1,557	(10,010)	6,596,514	(2,479,271)	4,108,790
Balance, shares at Apr. 30, 2022	15,572,800
Interest imputed on note payable for acquisition of unproved oil and gas properties			31,317		31,317
Net loss				(708,150)	(708,150)
Issuance of restricted stock units to outside directors	$ 30		(30)
Issuance of restricted stock units to outside directors, shares	300,000
Ending balance, value at Jul. 31, 2022	$ 1,587	(10,010)	6,627,801	(3,187,421)	3,431,957
Balance, shares at Jul. 31, 2022	15,872,800
Beginning balance, value at Oct. 31, 2022	$ 1,697	(10,010)	6,633,893	(3,902,456)	2,723,124
Balance, shares at Oct. 31, 2022	16,972,800
Issuance of common stock upon exercise of warrants, net	$ 245		1,812,390		1,812,635
Issuance of common stock upon exercise of warrants, shares	2,449,466
Issuance of common stock for cash, net	$ 40		371,960		372,000
Issuance of common stock for cash net, shares	400,000
Issuance of conversion shares related to the SPA	$ 504		5,164,371		5,164,875
Issuance of conversion shares related to the SPA, shares	5,038,902
Issuance of commitment shares related to the SPA	$ 38		1,124,962		1,125,000
Issuance of commitment shares related to the SPA, shares	375,000
Issuance of common shares in IPO, net of underwriting discounts and offering costs	$ 200		3,342,426		3,342,626
Issuance of common shares in IPO, net of underwriting discounts and offering costs, shares	2,000,000
Issuance of pre-funded warrants			4,000		4,000
Net loss				(5,224,839)	(5,224,839)
Issuance of restricted stock units under the Equity Incentive Plan	$ 70		(70)
Issuance of restricted stock units under the Equity Incentive Plan, shares	700,000
Stock-based compensation	$ 43		896,904		896,947
Issuance of common stock for services, net	$ 5		80,155		80,160
Issuance of common stock for services, shares	48,000
Issuance of common stock for warrants that can be exercised per the Resale S-1/A	$ 120		(120)
Issuance of common stock for warrants that can be exercised per the Resale S-1/A, shares	1,199,848
Share-based compensation, shares	437,500
Ending balance, value at Jul. 31, 2023	$ 2,962	(10,010)	19,430,871	(9,127,295)	10,296,528
Balance, shares at Jul. 31, 2023	29,621,516
Beginning balance, value at Apr. 30, 2023	$ 2,480	(10,010)	16,752,597	(6,956,694)	9,788,373
Balance, shares at Apr. 30, 2023	24,799,202
Issuance of common stock upon exercise of warrants, net	$ 245		1,812,390		1,812,635
Issuance of common stock upon exercise of warrants, shares	2,499,466
Net loss				(2,170,601)	(2,170,601)
Issuance of restricted stock units under the Equity Incentive Plan	$ 70		(70)
Issuance of restricted stock units under the Equity Incentive Plan, shares	700,000
Stock-based compensation	$ 42		785,920		785,962
Issuance of common stock for services, net	$ 5		80,154		80,159
Issuance of common stock for services, shares	48,000
Issuance of common stock for warrants that can be exercised per the Resale S-1/A	$ 120		(120)
Issuance of common stock for warrants that can be exercised per the Resale S-1/A, shares	1,199,848
Share-based compensation, shares	425,000
Ending balance, value at Jul. 31, 2023	$ 2,962	$ (10,010)	$ 19,430,871	$ (9,127,295)	$ 10,296,528
Balance, shares at Jul. 31, 2023	29,621,516